IntangibleAssets, Net	9 Months Ended
Sep. 30, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
IntangibleAssets, Net
7. INTANGIBLE ASSETS, Net
Intangible assets, net as of December 31, 2020 and 2019 and September 30, 2021 (unaudited) consisted of the following:

	Remaining Weighted Average Useful Life (in years)	As of December 31, 2020
		Gross amount	Accumulated amortization	Net carrying amount
Software	2.0	$9,124	$(8,138)	$986
Capitalized software costs	1.4	5,275	(3,334)	1,941
Customer relationships	3.0	31,726	(18,227)	13,499
Trademarks/tradename	6.0	10,243	(4,115)	6,128
Non-compete agreements	1.0	1,519	(1,223)	296

Total		$57,887	$(35,037)	$22,850

	Remaining Weighted Average Useful Life (in years)	As of December 31, 2019
		Gross amount	Accumulated amortization	Net carrying amount
Software	3.0	$9,124	$(7,624)	$1,500
Capitalized software costs	2.2	3,118	(1,699)	1,419
Customer relationships	4.0	31,726	(13,712)	18,014
Trademarks/tradename	7.0	10,243	(3,094)	7,149
Non-compete agreements	2.0	1,519	(920)	599

Total		$55,730	$(27,049)	$28,681

	Remaining Weighted Average Useful Life (in years)	As of September 30, 2021 (unaudited)
		Gross amount	Accumulated amortization	Net carrying amount
Software	1.3	$9,124	$(8,524)	$600
Capitalized software costs	1.1	6,875	(4,818)	2,057
Customer relationships	2.3	31,726	(21,612)	10,114
Trademarks/tradename	5.3	10,240	(4,879)	5,361
Non-compete agreements	0.3	1,519	(1,451)	68

Total		$59,484	$(41,284)	$18,200

Amortization expense on intangible assets was $7,988 and $9,237 for the years ended December 31, 2020 and 2019, respectively, and $6,247 and $5,934 for the nine months ended September 30, 2021 and 2020 (unaudited), respectively.
Amortization expense was included in the Company’s Consolidated Statements of Operations as follows:

	Year ended December 31,		Nine months ended September 30,
	2020	2019	2021	2020

			(unaudited)
Platform operations	$1,720	$3,401	$1,482	$1,255
Sales and marketing	5,489	5,522	4,110	4,118
Technology and development	465	—	419	326
General and administrative	314	314	236	235

Total	$7,988	$9,237	$6,247	$5,934

The following is a schedule for the next five years of future amortization of intangible assets:

Year ended December 31,
2021	$6,345
2022	$6,003
2023	$5,496
2024	$1,021
2025	$1,021
The preceding expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, impairment of intangible assets, accelerated amortization of intangible assets and other events. The Company expenses the costs incurred to renew or extend the term of intangible assets.